Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The components of profit/ (loss) before income taxes for the years ended December 31, 2016, 2017 and 2018 are as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$

Cayman Islands	(37,180)	(47,780)	(47)	(7)
PRC	(1,918,803)	(3,371,414)	(1,599,880)	(232,692)
U.S.	(71,133)	(76,678)	(45,449)	(6,610)
Other foreign countries	(61,404)	45,742	(9,971)	(1,451)
Total loss before income taxes	(2,088,520)	(3,450,130)	(1,655,347)	(240,760)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense/ (benefit) in the consolidated statements of comprehensive loss consists of the following:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$

Current tax expense/(benefit):
PRC	329	216	93	14
U.S.	6,664	(12)	87	13
Other foreign countries	3,263	(281)	(1,293)	(189)
Total current income tax expense/(benefit)	10,256	(77)	(1,113)	(162)
Deferred income tax expense/(benefit):
PRC	-	-	-	-
U.S.	2,517	12	192	28
Other foreign countries	122	285	-	-
Total deferred income tax expense/(benefit)	2,639	297	192	28
Total income tax expense/(benefit)	12,895	220	(921)	(134)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation between the provisions for income tax computed applying the statutory CIT and the Group’s effective tax rate:

	2016	2017	2018
	RMB	RMB	RMB

Computed expected tax expense/(benefit)	(25)%	(25)%	(25)%
PRC tax rate differential, preferential rate	7.34%	7.65%	8.99%
Tax rate differential for non-PRC entities	1.56%	(0.02)%	0.29%
Research and development tax credit	(0.66)%	(0.63)%	(0.83)%
Non-deductible expenses:
Staff welfare in excess of allowable limits	0.68%	0.03%	0.01%
Share based compensation	0.02%	0.01%	0.01%
Entertainment expenses	0.04%	0.01%	0.03%
Change in valuation allowance	16.62%	17.95%	16.61%
Dividend withholding tax	0.01%	0.01%	0.00%
Others	0.01%	0.00%	(0.17)%
Actual income tax expense/(benefit)	0.62%	0.01%	(0.06)%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The principal components of the deferred income tax assets and deferred income tax liabilities are as follows:

	Year ended December 31,
	2017	2018
	RMB	RMB	US$
Gross deferred income tax assets:

Accounts receivable and prepayments to suppliers	260,846	267,002	38,834
Inventories	4,071	9,523	1,385
Employee benefits	30,362	27,554	4,008
Accrued warranty	133,217	123,053	17,897
Property, plant and equipment and fixed asset related subsidies	1,323,158	1,314,404	191,172
Net operating loss carryforwards	1,648,305	1,849,138	268,946
Investment loss	6,576	6,576	956
Provision for inventory purchase commitment	212,677	222,728	32,394
Total gross deferred income tax assets	3,619,212	3,819,978	555,592
Valuation allowance	(3,619,020)	(3,819,978)	(555,592)
Net deferred income tax assets	192	-	-
Gross deferred income tax liabilities:
Intangible assets	(8,804)	(8,804)	(1,280)
Withholding income tax	(4,501)	-	-
Total gross deferred income tax liabilities	(13,305)	(8,804)	(1,280)

Summary of Valuation Allowance [Table Text Block]
The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$

Balance at the beginning of the year	2,691,684	3,352,131	3,619,020	526,365
Additions of valuation allowance	690,704	730,940	382,647	55,654
Reduction of valuation allowance(Note (i))	(30,257)	(464,051)	(181,689)	(26,427)
Balance at the end of the year	3,352,131	3,619,020	3,819,978	555,592